Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 03, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2013